Other intangible assets (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Impairment loss			₨ 8,542	₨ 16,757
Consideration transferred for acquisition of asset	₨ 1,516
Payment for the purchase of intellectual property rights	4,389	$ 58	2,820	1,269
gNuvaring [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			3,180	11,137
Carrying value of the asset				3,269
Xeglyze [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			3,291
Xeglyze [Member] | Proprietary products
Disclosure of detailed information about intangible assets [line items]
Impairment loss			3,291
Saxagliptin/metformin and phentermine and topiramate [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			1,587
Tobramycin Inhalation Solution Ramelteon And Imiquimod Cream Product [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				4,385
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised	₨ 153		₨ 266
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	4.42%	4.42%	3.95%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	4.89%	4.89%	4.74%
Other Intangible Assets [Member] | Global Generics and Properietary Products [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			₨ 2,071	5,620
Other Intangible Assets [Member] | Global Generics and Properietary Products [Member] | Higher Than Expected Price Erosion And Increased Competition [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			484	₨ 1,235
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights			3,291
Disposals and retirements, intangible assets other than goodwill	₨ 1,879		₨ 0
Intangible assets under development [member] | Hatchtech Pty Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Disposals and derecognitions intangible assets other than goodwill upon settlement of civil litigation and arbitation relating to acquisition of product	4,498
Intangible assets under development [member] | Proprietary products | Citius Pharmaceuticals [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront payment received	2,951	$ 40
PPC-06 (Tepilamide Fumarate Extended Release Tablets) | Proprietary products
Disclosure of detailed information about intangible assets [line items]
Impairment loss	4,337
Other IPR&D and other intangible assets | Proprietary products
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 174